Loans, financing, debentures and derivative financial instruments - Summary of Changes in Loans, Debentures and Finance Leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans, financing, debentures and derivative financial instruments
Loans, debentures and finance leases, beginning	R$ 11,750,361	R$ 16,377,643	R$ 17,376,216
New loans and debentures with cash effect	2,903,031	1,519,580	1,462,220
Interest accrued	761,052	945,023	801,102
Principal payment			(2,922,214)
Interest payment	(742,724)	(914,979)	(749,043)
Repayments	(3,149,525)	(5,848,611)	(2,426,222)
Balance of acquired company	111,328
Monetary and exchange rate variation	(319,488)	(587,064)	800,749
Change in fair value	351,560	(68,366)	(229,657)
Hedge result	102,422	327,135	80,018
Reclassification to liabilities held for sale			(241,748)
Loans, debentures and finance leases, ending	R$ 11,768,017	R$ 11,750,361	R$ 16,377,643